Corebridge Financial 30 Hudson Street 16th Floor
Jersey City, NJ 07302 215-284-0483
Jennifer.rogers@corebridgefinancial.com

Jennifer Rogers
Associate General Counsel

July 6, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust

File Nos. 033-52742 and 811-07238

CIK Number 0000892538

Post-Effective Amendment No. 131

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act.

The Registrant hereby certifies that:

1)

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2)

the Amendment, which is designated as Post-Effective Amendment No. 131 under the 1933 Act and Amendment No. 132 under the Investment Company Act of 1940, as amended, was filed electronically on July 5, 2023.

Please contact me at 215-284-0483 if you have questions or need further information.

Very truly yours,

/s/ Jennifer Rogers

Jennifer Rogers